Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (2,300)	$ (2,276)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	46	4
Pension, postretirement and other postemployment benefits	(894)	(864)
Net liability recognized at end of year	(848)	(860)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(936)	(994)
Net liability recognized at end of year	(936)	(994)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(470)	(418)
Net liability recognized at end of year	$ (470)	$ (418)